CALAMOS ETF TRUST

(the “Trust”)

Supplement dated September 1, 2025 to the CALAMOS® FAMILY OF FUNDS (the “Funds”):

Statement of Additional Information dated December 2, 2024 with respect to Calamos Antetokounmpo Global Sustainable Equities ETF

Statement of Additional Information dated December 2, 2024 with respect to Calamos Convertible Equity Alternative ETF

Statement of Additional Information dated December 2, 2024 with respect to Calamos CEF Income & Arbitrage ETF

Statement of Additional Information dated December 2, 2024 with respect to Calamos Nasdaq Equity & Income ETF

Statement of Additional Information dated December 2, 2024 with respect to Calamos S&P 500 Structured Alt Protection ETF – May, Calamos S&P 500 Structured Alt Protection ETF – July, Calamos S&P 500 Structured Alt Protection ETF – August, Calamos S&P 500 Structured Alt Protection ETF – September

Statement of Additional Information dated December 2, 2024 with respect to Calamos Nasdaq-100 Structured Alt Protection ETF – March, Calamos Nasdaq-100 Structured Alt Protection ETF – June, Calamos Nasdaq-100 Structured Alt Protection ETF – September, Calamos Nasdaq-100 Structured Alt Protection ETF – December

Statement of Additional Information dated December 2, 2024 with respect to Calamos Russell 2000 Structured Alt Protection ETF – January, Calamos Russell 2000 Structured Alt Protection ETF – April, Calamos Russell 2000 Structured Alt Protection ETF – July, Calamos Russell 2000 Structured Alt Protection ETF – October

Statement of Additional Information dated September 9, 2024 with respect to Calamos Laddered S&P 500 Structured Alt Protection ETF

Statement of Additional Information dated October 1, 2024 with respect to Calamos S&P 500 Structured Alt Protection ETF – October, Calamos S&P 500 Structured Alt Protection ETF – November, Calamos S&P 500 Structured Alt Protection ETF – December, Calamos S&P 500 Structured Alt Protection ETF – January, Calamos S&P 500 Structured Alt Protection ETF – February, Calamos S&P 500 Structured Alt Protection ETF – March, Calamos S&P 500 Structured Alt Protection ETF – April, Calamos S&P 500 Structured Alt Protection ETF – June

Statement of Additional Information dated January 21, 2025 with respect to Calamos Bitcoin Structured Alt Protection ETF – January, Calamos Bitcoin Structured Alt Protection ETF – April, Calamos Bitcoin Structured Alt Protection ETF – July, Calamos Bitcoin Structured Alt Protection ETF – October

Statement of Additional Information dated February 3, 2025 with respect to Calamos Bitcoin 90 Series Structured Alt Protection ETF – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF – October

Statement of Additional Information dated February 3, 2025 with respect to Calamos Bitcoin 80 Series Structured Alt Protection ETF – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF – October

Statement of Additional Information dated June 25, 2025 with respect to Calamos Autocallable Income ETF

This supplement updates certain information contained in each of the Statement of Additional Information noted above and should be attached to the Statement of Additional Information and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

Effective September 1, 2025, the following changes are made to the Statement of Additional Information:

(1)	Effective September 1, 2025, John S. Koudounis, Hugh P. Armstrong and Jeffrey S. Phlegar were elected as trustees of the Trust.

(2)	Effective September 1, 2025, the section titled “Trustees Who Are Interested Persons of the Trust” under the “Management” section of the Statement of Additional Information is amended to include the following information about the new trustee:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP

John S. Koudounis (1966)	Trustee (since September 2025)	70	President (since February 2021) and Chief Executive Officer, Calamos Asset Management, Inc., Calamos Investments LLC, Calamos Advisors, Calamos Wealth Management LLC, and Calamos Financial Services LLC (since 2016); Chairman and Chief Executive Officer (since 2022), Calamos Antetokounmpo Asset Management LLC; prior thereto, Director, Calamos Asset Management, Inc. (since 2016); prior thereto President and Chief Executive Officer (2010-2016), Mizuho Securities USA Inc.	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

(3)	Effective September 1, 2025, the section titled “Trustees Who Are Not Interested Persons of the Trust” under the “Management” section of the Statement of Additional Information is amended to include the following information about the new trustees:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP

Hugh P. Armstrong (1961)	Trustee (since September 2025)	68	Partner (1997-2021) of PricewaterhouseCoopers LLP (professional services firm) (held various positions from 1988-1997); Chair of the Board of Trustees of Escuela De Guadalupe School (since 2024 and Trustee 2014-2017 and since 2021); Trustee and Treasurer of Denver Ballet Guild Endowment Trust (since 2021); Director of the Friends of Queen's University of Belfast, (since 2024); Former Chair of the Board and Trustee of St. Mary's Academy (2004-2012); Former Chair and President of the Learning Source (1999-2004)	More than 25 years of experience in the financial services industry
Jeffrey S. Phlegar (1966)	Trustee (since September 2025)	68	Chairman and CEO of MacKay Shields (2011-2024); EVP and Chief Investment Officer AllianceBernstein (1988-2011); former Senior member of the Management and M&A Committees of New York Life Investment Management, LLC (2018-Q1/2024); Chairman of the Plainview Funds (Irish QIAF) Board of Directors (2013-Q1/2024); Advisory Committee Member – Brewer Lane Ventures Fund I & II (2020-Present)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; and earned a Masters of Business Administration degree

^ The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos ETF Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos Aksia Alternative Credit and Income Fund, and Calamos Aksia Private Equity and Alternatives Fund.

(4)	Effective September 1, 2025, the section titled “Committees of the Board of Trustees” under the “Management” section of the Statement of Additional Information is amended to reflect the following information:

Mr. Armstrong and Mr. Phlegar will each serve on the Trust’s Audit Committee, Governance Committee and Valuation Committee

(5)	Effective September 1, 2025 the section titled “Leadership Structure and Qualifications of the Board of Trustees” under the “Management” section of the Statement of Additional Information is amended and restated as follows:

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The board of trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage the Funds on a day-to-day basis. The board of trustees oversees Calamos Advisors and certain other principal service providers in the operations of their respective Funds. The board of trustees is composed of ten members, eight of whom will be non-interested trustees. The board of trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board of trustees may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the board of trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time-to-time, to assist the board of trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the board of trustees is an "interested person" of the Trust (as such term is defined in the 1940 Act). The non-interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of the Trusts. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda the board and committee meeting and facilitates communication among the Trust's non-interested trustees. The trustees believe that the board of trustees' leadership structure is appropriate given the characteristics and circumstances of the Trust, including but not limited to, the asset size of the funds, comprising the Trust overseen by the board, the nature and number of funds overseen by the board, the total number of trustees, the range of experience represented on the board and the board's responsibilities. The trustees also believe that this structure facilitates the exercise of the board of trustees' independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

The board of trustees, including the independent trustees, has unanimously concluded that, based on each trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the Board. In making this determination, the board of trustees has taken into account the actual service of the current trustees during their tenure in concluding that each should continue to serve or be nominated to serve. The board of trustees also has considered each trustee's background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board of trustees to conclude that he or she should serve as a trustee.

Each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, Toub and Wennlund has served for multiple years as a trustee of the Trust. In addition, each of Mses. Breen and Stuckey and Messrs. Armstrong, Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has more than 25 years of experience in the financial services industry. Each of Mses. Breen and Stuckey and Messrs. Calamos, Koudounis, Neal, Phlegar, Rybak, Toub, and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Phlegar, Rybak, Toub, and Wennlund has earned a Masters of Business Administration degree.

(6)	Effective September 1, 2025, the section titled “Compensation of Officers and Trustees” under the “Management” section of the Statement of Additional Information is amended and restated as follows:

TRUSTEE AND OFFICER COMPENSATION. The Trust does not compensate any of the trustees who are affiliated persons of Calamos Advisors. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth information with respect to the compensation paid by Advisors Trust and the Fund Complex during the fiscal year ended December 31, 2024 to each of the trustees and officers then serving.

Name	Aggregate Compensation from the Trust(1)	Total Compensation from Calamos Funds Complex (2) 1/1/24 – 12/31/24
John P. Calamos, Sr.	$0	$0
John S. Koudounis (3)	$0	$0
Hugh P. Armstrong (3)	$0	$0
Virginia G. Breen	$25,614	$237,500
John E. Neal(4)	$29,107	$327,500(5)
Jeffrey S. Phlegar(3)	$0	$0
William R. Rybak	$26,778	$247,500
Karen L. Stuckey	$24,449	$227,500
Christopher M. Toub	$24,449	$227,500
Lloyd A. Wennlund	$25,614	$237,500
Mark J. Mickey	$21,826	$189,742

1	Estimated compensation to be paid to the Independent Trustees for the ETF Trust's fiscal year ending July 31, 2025. As certain of the Funds were not in operation as of July 31, 2024, estimated compensation figures are provided.
2	As of December 31 2024, the Fund Complex consisted of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos ETF Trust, Calamos Antetokounmpo Sustainable Equities Trust and Calamos Aksia Alternative Credit and Income Fund.
3	Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.
4

Includes fees deferred during the year pursuant to the deferred compensation plan described below. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one ore more of the Funds as selected by the trustee. As of December 31, 2024, the values of the deferred compensation accounts for Mr. Neal was $3,270,655.

5	Includes compensation received from the Calamos Aksia Alternative Credit and Income Fund in the amount of $60,000. Such compensation is subject to a different compensation schedule and allocation.

The compensation paid to the non-interested trustees of each Trust in the Fund Complex for their services as such consists of an annual retainer fee in the amount of $210,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee also receives a meeting attendance fee of $7,000 for any special board meeting attended in person, and $3,500 for any special board meeting attended by telephone.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan ("participating trustees") may defer receipt of all or a portion of his compensation from each trust in the Fund Complex in order to defer payment of income taxes or for other reasons. The deferred compensation payable to a participating trustee is credited to the trustee's deferred compensation account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in Class I shares of one or more of the funds of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

(7)	Effective September 1, 2025, the section titled “Share Ownership” under the “Management” section of the Statement of Additional Information is amended and restated as follows:

SHARE OWNERSHIP. The following table shows the dollar range of values of any equity securities "beneficially" owned (within the meaning of that term as defined in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act") by the trustees of the Trust in the Funds, and in the Calamos Fund Complex. Mr. Armstrong and Mr. Phlegar, who were elected trustees of the Trusts effective September 1, 2025, did not beneficially own shares of any Fund as of March 31, 2025.

Trustee	Calamos Antetokounmpo Global Sustainable Equities ETF	Calamos Convertible Equity Alternative ETF	Calamos CEF Income & Arbitrage ETF	Calamos Nasdaq Equity & Income ETF	Calamos S&P 500 Structured Alt Protection ETF – May
John P. Calamos, Sr. [1]	Over $100,000	Over $100,000	$50,001-$100,000	$50,001-$100,000	$1-10,000
Virginia G. Breen	None	None	None	None	None
John E. Neal	None	None	None	None	None
William R. Rybak	None	None	None	None	None
Karen L. Stuckey	None	None	None	None	None
Christopher M. Toub	None	None	None	None	None
Lloyd A. Wennlund	None	None	None	None	None
John S. Koudounis	Over $100,000	None	None	None	None

Trustee	Calamos S&P 500 Structured Alt Protection ETF – July	Calamos S&P 500 Structured Alt Protection ETF – August	Calamos S&P 500 Structured Alt Protection ETF – September	Calamos Nasdaq-100 Structured Alt Protection ETF – June	Calamos Nasdaq-100 Structured Alt Protection ETF – September
John P. Calamos, Sr.[1]	$1-10,000	$1-10,000	$1-10,000	$1-10,000	$1-10,000
Virginia G. Breen	None	None	None	None	None
John E. Neal	None	None	None	None	None
William R. Rybak	None	None	None	None	None
Karen L. Stuckey	$50,001-$100,000	None	None	None	None
Christopher M. Toub	None	None	None	None	None
Lloyd A. Wennlund	None	None	None	None	None
John S. Koudounis	None	None	None	None	None

Trustee	Calamos Nasdaq- 100 Structured Alt Protection ETF – December	Calamos Nasdaq-100 Structured Alt Protection ETF – March	Calamos Russell 2000 Structured Alt Protection ETF – July	Calamos Russell 2000 Structured Alt Protection ETF – October	Calamos Russell 2000 Structured Alt Protection ETF – January
John P. Calamos, Sr.[1]	$1-10,000	$1-10,000	$1-10,000	$1-10,000	$1-10,000
Virginia G. Breen	None	None	None	None	None
John E. Neal	None	None	None	None	None
William R. Rybak	None	None	None	None	None
Karen L. Stuckey	None	None	None	None	None
Christopher M. Toub	None	None	None	None	None
Lloyd A. Wennlund	None	None	None	None	None
John S. Koudounis	None	None	None	None	None

Trustee	Calamos Russell 2000 Structured Alt Protection ETF – April[10]	Calamos S&P 500 Structured Alt Protection ETF – October	Calamos S&P 500 Structured Alt Protection ETF – November	Calamos S&P 500 Structured Alt Protection ETF – December	Calamos S&P 500 Structured Alt Protection ETF – January
John P. Calamos, Sr.[1]	None	$1-10,000	$1-10,000	$1-10,000	$1-10,000
Virginia G. Breen	None	None	None	None	None
John E. Neal	None	None	None	None	None
William R. Rybak	None	None	None	None	None
Karen L. Stuckey	None	None	None	None	None
Christopher M. Toub	None	None	None	None	None
Lloyd A. Wennlund	None	None	None	None	None
John S. Koudounis	None	None	None	None	None

Trustee	Calamos S&P 500 Structured Alt Protection ETF – February	Calamos S&P 500 Structured Alt Protection ETF – March	Calamos S&P 500 Structured Alt Protection ETF – April[10]	Calamos S&P 500 Structured Alt Protection ETF – June[10]	Calamos Laddered S&P 500 Structured Alt Protection ETF
John P. Calamos, Sr.[1]	$1-10,000	$1-10,000	None	None	Over $100,000
Virginia G. Breen	None	None	None	None	None
John E. Neal	None	None	None	None	None
William R. Rybak	None	None	None	None	None
Karen L. Stuckey	None	None	None	None	None
Christopher M. Toub	None	None	None	None	None
Lloyd A. Wennlund	None	None	None	None	None
John S. Koudounis	None	None	None	None	None

Trustee	Calamos Bitcoin Structured Alt Protection ETF – January	Calamos Bitcoin Structured Alt Protection ETF – April[10]	Calamos Bitcoin 90 Series Structured Alt Protection ETF – January	Calamos Bitcoin 90 Series Structured Alt Protection ETF – April[10]	Calamos Bitcoin 80 Series Structured Alt Protection ETF – January
John P. Calamos, Sr.[1]	Over $100,000	None	$1-10,000	None	$1-10,000
Virginia G. Breen	None	None	None	None	None
John E. Neal	None	None	None	None	None
William R. Rybak	None	None	None	None	None
Karen L. Stuckey	$1-$10,000	None	None	None	None
Christopher M. Toub	None	None	None	None	None
Lloyd A. Wennlund	None	None	None	None	None
John S. Koudounis	$50,001- $100,000	None	$50,001- $100,000	None	$50,001- $100,000

Trustee	Calamos Bitcoin 80 Series Structured Alt Protection ETF – April[10]	Aggregate Dollar Range of Shares of All Funds in the Fund Complex
John P. Calamos, Sr.[1]	None	Over $100,000
Virginia G. Breen	None	Over $100,000
John E. Neal	None	Over $100,000
William R. Rybak	None	Over $100,000
Karen L. Stuckey	None	Over $100,000
Christopher M. Toub	None	Over $100,000
Lloyd A. Wennlund	None	Over $100,000
John S. Koudounis	None	Over $100,000

1	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

Please retain this supplement for future reference